Cover	May 24, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K, originally filed on May 25, 2022, amends Item 8.01 to indicate that the Company, as a result of a clerical error, did not provide the Companys transfer agent with the documentation required to record the sales of shares mentioned below in Item 8.01. The Company has since provided all required documentation, and the Companys transfer agent has recorded the sales of shares on November 13, 2024.
Document Period End Date	May 24, 2022
Entity File Number	000-56221
Entity Registrant Name	Zentrum Holdings, Inc.
Entity Central Index Key	0001818152
Entity Tax Identification Number	32-0620813
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4-30-4F
Entity Address, City or Town	YotsuyaShinjuku-ku
Entity Address, Country	JP
Entity Address, Postal Zip Code	160-0004
Local Phone Number	+81-3-6303-9988
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false